Borrowings - Summary of Loans (Detail) $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 27, 2011 SGD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings - unsecured	$ 15,183,421	$ 17,065,305
Long-term borrowings from related parties - unsecured		566,176
Current borrowings - unsecured	2,900,971
Current borrowings from related parties - unsecured	617,912
Loans from Government
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings - unsecured	7,494,665	7,361,124	$ 10
Other Long-term Borrowings
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings - unsecured	4,060,357	4,813,176
Interest Payables
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings - unsecured	3,628,399	3,183,507
Long-term borrowings from related parties - unsecured		13,750
Current borrowings - unsecured	329,270
Current borrowings from related parties - unsecured	67,912
Loans from Shareholders
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings - unsecured		1,707,498
Current borrowings - unsecured	2,571,701
Loans from Related Parties
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings from related parties - unsecured		$ 552,426
Current borrowings from related parties - unsecured	$ 550,000